Debt (Total LTD) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 21, 2024	Sep. 18, 2024	May 02, 2024	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2023	May 10, 2023
Debt Instrument [Line Items]
Commercial paper	$ 721	$ 501				$ 1,801	$ 1,360
Finance leases	7					38
Equipment loans and other	1,489					715
Total debt, gross	21,901					19,471
Net unamortized discount and debt issuance costs	(1,007)					(998)
Total debt	20,894					18,473
Less: Current portion of long-term debt	1,166					2,340
Total long-term debt	19,728					16,133
Notes and debentures [Member]
Debt Instrument [Line Items]
Total debt, gross	$ 19,684					16,917
Canadian National series, 2.95% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.95%	2.95%	2.95%
Term of issuance	10 years
Maturity	Nov. 21, 2024
Total debt, gross	$ 0	$ 0				464	0
Canadian National series, 2.80% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 350					350
Canadian National series, 2.75% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 719	$ 500				662	500
Canadian National series, 6.90% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 683	$ 475				629	475
Canadian National series, 3.20% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350					350
Canadian National series, 3.00% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
Term of issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350					350
Canadian National series, 4.60% 5-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.60%	4.60%			4.60%
Term of issuance	5 years
Maturity	May 02, 2029
Total debt, gross	$ 700					0
Canadian National series, 4.15% 7-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.15%	4.15%							4.15%
Term of issuance	7 years
Maturity	May 10, 2030
Total debt, gross	$ 550					550
Canadian National series, 7.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 288	$ 200				265	200
Canadian National series, 3.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.85%	3.85%
Term of issuance	10 years
Maturity	Aug. 05, 2032
Total debt, gross	$ 1,151	$ 800				1,059	800
Canadian National series, 4.40% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%							4.40%
Term of issuance	10 years
Maturity	May 10, 2033
Total debt, gross	$ 400					400
Canadian National series, 5.85% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	5.85%	5.85%						5.85%
Term of issuance	10 years
Maturity	Nov. 01, 2033
Total debt, gross	$ 431	$ 300				397	300
Canadian National series, 6.25% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 719	$ 500				662	500
Canadian National series, 4.38% 10-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.38%	4.38%		4.38%
Term of issuance	10 years
Maturity	Sep. 18, 2034
Total debt, gross	$ 1,079	$ 750				0	750
Canadian National series, 6.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 647	$ 450				596	450
Canadian National series, 6.71% Puttable Reset Securities PURS [Member]
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 360	$ 250				331	250
Canadian National series, 6.38% 30-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 431	$ 300				397	300
Canadian National series, 3.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 360	$ 250				331	250
Canadian National series, 4.50% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 360	$ 250				331	250
Canadian National series, 3.95% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400					400
Canadian National series, 3.20% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 935	$ 650				861	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500					500
Canadian National series, 3.65% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%
Term of issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 863	$ 600				795	600
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450					450
Canadian National series, 4.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%
Term of issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 935	$ 650				861	650
Canadian National series, 3.60% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450					450
Canadian National series, 3.05% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%
Term of issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450					450
Canadian National series, 2.45% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	2.45%	2.45%
Term of issuance	30 years
Maturity	May 01, 2050
Total debt, gross	$ 863	$ 600				795	600
Canadian National series, 4.40% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%
Term of issuance	30 years
Maturity	Aug. 05, 2052
Total debt, gross	$ 1,007	$ 700				927	700
Canadian National series, 4.70% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.70%	4.70%							4.70%
Term of issuance	30 years
Maturity	May 10, 2053
Total debt, gross	$ 800					800
Canadian National series, 6.13% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	6.13%	6.13%						6.13%
Term of issuance	30 years
Maturity	Nov. 01, 2053
Total debt, gross	$ 431	$ 300				397	300
Canadian National series, 5.10% 30-year notes [Member]
Debt Instrument [Line Items]
Interest rate	5.10%	5.10%			5.10%
Term of issuance	30 years
Maturity	May 02, 2054
Total debt, gross	$ 550					0
Canadian National series, 4.00% 50-year notes [Member]
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100					100
llinois Central series, 7.70% 100-year debentures [Member]
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 180	$ 125				165	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes [Member]
Debt Instrument [Line Items]
Term of issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842					842
Net unamortized discount and debt issuance costs	(826)					(827)
LTD other disclosures
Discounted debt	$ 16					$ 15
Imputed interest rate	5.75%	5.75%				5.75%	5.75%
Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 1,449					$ 677
Other Equipment Loan [Member]
Debt Instrument [Line Items]
Equipment loans and other	$ 40					$ 38
LTD other disclosures
Weighted average interest rate	2.35%	2.35%				2.11%	2.11%